Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2011
Total Capital and Net Income Per Unit [Abstract]
Issuances of common units

Date	Number of Common Units Issued	Offering Price	Gross Proceeds (1)	Net Proceeds	Teekay Corporation’s Ownership After the Offering (2)	Use of Proceeds
March 2009	4,000,000	$17.60	71,800	68,691	53.10%	Prepayment of revolving credit facilities
November 2009	3,950,600	$24.40	98,400	93,737	49.20%	Prepayment of revolving credit facilities
July 2010	1,713,502	$29.18	51,000	50,921	47.70%	Prepayment of revolving credit facilities and general corporate purposes
November 2010	1,052,749	$35.44	38,070	38,070	46.83%	Acquisition of Excelsior Joint Venture
April 2011	4,251,800	$38.88	168,684	161,655	43.62%	Prepayment of revolving credit facilities
November 2011	5,500,000	$33.40	187,449	179,523	40.09%	Prepayment of revolving credit facilities

(1)	Including General Partner’s 2% proportionate capital contribution
(2)	Including Teekay Corporation’s indirect 2% general partner interest

Incentive Distributions

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.65	75%	25%
Above $0.65	50%	50%